Income Tax (Details) - Schedule of Net Deferred Tax Assets	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Deferred tax assets:
Write-down of inventories to net realizable value	¥ 1,443,851	$ 201,099	¥ 716,917	$ 104,329	¥ 825,454
Impairment of property, plant and building	1,638,378	228,193	1,769,405	257,492	2,031,460
Deferred government grants	3,124,045	435,116	3,296,223	479,681	4,852,383
Losses available for offsetting against future taxable profits	39,366,020	10,792,055	39,366,020	5,728,716	58,257,270
Less: valuation allowance	(39,366,020)	(10,792,055)	(39,366,020)	(5,728,716)	(58,257,270)
Total deferred tax assets, net	6,206,274	864,408	5,782,545	841,502	7,709,297
Deferred tax liabilities:
Fair value adjustments arising from historical acquisition of subsidiaries	(3,480,340)	(484,741)	(3,876,964)	(564,193)	(4,670,213)
Total deferred tax liabilities	(3,480,340)	(484,741)	(3,876,964)	(564,193)	(4,670,213)
Net deferred tax asset	¥ 2,725,934	$ 379,667	¥ 1,905,581	$ 277,309	¥ 3,039,084